FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 49,814	$ 33,105
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds (included in cash and cash equivalents)	5,225	8,500
Marketable securities
Foreign currency cash flow hedges
Total	5,225	8,500
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Governmental bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds (included in cash and cash equivalents)
Marketable securities
Foreign currency cash flow hedges	330	517
Total	50,144	33,622
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Governmental bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	6,973	9,752
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	42,841	23,353
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds (included in cash and cash equivalents)
Marketable securities
Foreign currency cash flow hedges
Total
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Governmental bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities